Earnings/(losses) per share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2019
Earnings/(losses) per share ("EPS")
Schedule of earnings/(losses) per share

	For the year ended
	December 31,
	2017	2018	2019
Basic earnings/(loss) per share
Profit/(loss) for the year attributable to owners of the Group	15,506	47,683	(100,661)
Less: Dividends on Preference Shares	(10,064)	(10,063)	(10,063)
Profit/(loss) for the year available to owners of the Group	5,442	37,620	(110,724)
Weighted average number of shares outstanding, basic	80,622,788	80,792,837	80,849,818
Basic earnings/(loss) per share	0.07	0.47	(1.37)
Diluted earnings/(loss) per share
Profit/(loss) for the year available to owners of the Group used in the calculation of diluted EPS	5,442	37,620	(110,724)
Weighted average number of shares outstanding, basic	80,622,788	80,792,837	80,849,818
Dilutive potential ordinary shares	643,342	844,185	—
Weighted average number of shares used in the calculation of diluted EPS	81,266,130	81,637,022	80,849,818
Diluted earnings/(loss) per share	0.07	0.46	(1.37)